Related Party Transactions (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Due from related parties	$ 43,554	$ 361,961
Tide [Member]
Related Party Transaction [Line Items]
Due from related parties	44	46
TDH Group BVBA [Member]
Related Party Transaction [Line Items]
Due from related parties		329,237
Rongfeng Cui [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 43,510	$ 32,678